Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000038100_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000038100_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000038100_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,156
C000038100_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,761
C000038100_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,814
C000038100_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,701
C000038100_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 11,789
C000038100_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 12,553
C000038100_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 12,542
C000038100_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 11,098
C000038100_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 10,965
C000038100_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765
C000038100_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000038100_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000038100_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000019284_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019284_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019284_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000019276_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019276_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019276_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000019272_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019272_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019272_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000019275_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019275_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019275_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000038101_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000038101_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038101_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000038101_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000038101_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000038101_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000038101_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000038101_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000038101_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000038101_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000038101_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000038101_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000038101_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000038101_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000038101_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000227905_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000227905_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.59%)
C000227901_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000227901_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.59%)
C000019273_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019273_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019273_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000227902_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000227902_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.59%)
C000227904_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000227904_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.59%)
C000227906_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000227906_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.59%)
C000205069_0_LG_BBIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205069_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205069_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,086
C000205069_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,804
C000205069_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,794
C000205069_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,436
C000205069_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,311
C000205069_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,064	11,064	$ 11,064	$ 11,064	11,064	$ 11,064	$ 11,064
C000205069_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000205069_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000205069_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.72%
C000019283_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019283_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019283_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019283_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019283_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019283_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019283_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019283_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019283_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019283_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019283_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019283_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019283_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019283_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019283_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000038102_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000038102_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038102_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000038102_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000038102_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000038102_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000038102_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000038102_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000038102_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000038102_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000038102_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000038102_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000038102_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000038102_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000038102_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000182864_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000182864_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000182864_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.38%
C000203458_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000203458_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000203458_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.61%
C000038098_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000038098_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038098_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000038098_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000038098_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000038098_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000038098_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000038098_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000038098_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000038098_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000038098_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000038098_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000038098_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000038098_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000038098_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000227903_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000227903_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.59%)
C000150510_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000150510_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000150510_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.59%
C000019277_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019277_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019277_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000038100_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000038100_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038100_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,088
C000038100_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,403
C000038100_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,247
C000038100_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,977
C000038100_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,798
C000038100_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,312
C000038100_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,016
C000038100_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,719
C000038100_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,440
C000038100_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,017	10,017	$ 10,017	10,017	10,017	$ 10,017	$ 10,017
C000038100_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038100_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038100_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,237
C000038100_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,723
C000038100_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,676
C000038100_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,542
C000038100_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,543
C000038100_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,274
C000038100_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,083
C000038100_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,820
C000038100_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,602
C000038100_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,280	11,280	11,280	11,280	11,280	11,280	$ 11,280
C000038100_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Government Bond Index
C000038100_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038100_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,227
C000038100_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,739
C000038100_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,649
C000038100_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,489
C000038100_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,570
C000038100_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,371
C000038100_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,121
C000038100_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,825
C000038100_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,608
C000038100_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,248	11,248	$ 11,248	11,248	11,248	$ 11,248	$ 11,248
C000038100_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.23%
C000038100_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(1.79%)
C000038100_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.02%
C000038100_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.23%
C000038100_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(1.79%)
C000038100_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.02%
C000038100_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.40%
C000038100_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.46%)
C000038100_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.21%
C000038100_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.03%
C000038100_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.56%)
C000038100_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.18%
C000019284_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Intermediate Government Income Fund
C000019284_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019284_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,150
C000019284_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,416
C000019284_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,424
C000019284_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,265
C000019284_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,015
C000019284_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,574
C000019284_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,449
C000019284_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,516
C000019284_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,441
C000019284_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,061	11,061	$ 11,061	11,061	11,061	$ 11,061	$ 11,061
C000019284_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Government Bond Index
C000019284_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019284_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,189
C000019284_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,497
C000019284_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,506
C000019284_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,375
C000019284_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,148
C000019284_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,753
C000019284_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,676
C000019284_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,796
C000019284_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,782
C000019284_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,457	11,457	11,457	11,457	11,457	11,457	$ 11,457
C000019284_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019284_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019284_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019284_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019284_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019284_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019284_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019284_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019284_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019284_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019284_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019284_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019284_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.94%
C000019284_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.08%
C000019284_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.01%
C000019284_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.26%
C000019284_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.55%
C000019284_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.37%
C000019276_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000019276_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,600
C000019276_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,645
C000019276_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,291
C000019276_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,472
C000019276_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,372
C000019276_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,340
C000019276_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,169
C000019276_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,423
C000019276_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,980
C000019276_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,986
C000019276_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,876	11,876	$ 11,876	11,876	11,876	$ 11,876	$ 11,876
C000019276_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000019276_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019276_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,113
C000019276_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,770
C000019276_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,915
C000019276_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,814
C000019276_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,903
C000019276_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,666
C000019276_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,778
C000019276_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,264
C000019276_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,219
C000019276_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,108	12,108	12,108	12,108	12,108	12,108	$ 12,108
C000019276_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019276_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019276_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019276_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019276_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019276_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019276_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019276_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019276_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019276_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019276_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019276_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019276_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.77%
C000019276_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.11%
C000019276_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.73%
C000019276_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.10%
C000019276_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.93%
C000019276_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.15%
C000019276_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000019276_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.34%
C000019276_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.93%
C000019272_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Total Bond Fund
C000019272_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019272_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,088
C000019272_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,788
C000019272_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,012
C000019272_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,951
C000019272_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,008
C000019272_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,923
C000019272_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,232
C000019272_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,721
C000019272_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,764
C000019272_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,766	12,766	$ 12,766	12,766	12,766	$ 12,766	$ 12,766
C000019272_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000019272_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019272_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,113
C000019272_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,770
C000019272_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,915
C000019272_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,814
C000019272_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,903
C000019272_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,666
C000019272_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,778
C000019272_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,264
C000019272_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,219
C000019272_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,108	12,108	12,108	12,108	12,108	12,108	$ 12,108
C000019272_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019272_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019272_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019272_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019272_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019272_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019272_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019272_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019272_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019272_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019272_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019272_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019272_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.52%
C000019272_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.23%
C000019272_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.47%
C000019272_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000019272_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.34%
C000019272_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.93%
C000019275_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000019275_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019275_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,980
C000019275_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,569
C000019275_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,674
C000019275_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,503
C000019275_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,394
C000019275_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,133
C000019275_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,292
C000019275_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,774
C000019275_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,782
C000019275_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,653	11,653	$ 11,653	11,653	11,653	$ 11,653	$ 11,653
C000019275_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000019275_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019275_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,113
C000019275_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,770
C000019275_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,915
C000019275_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,814
C000019275_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,903
C000019275_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,666
C000019275_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,778
C000019275_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,264
C000019275_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,219
C000019275_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,108	12,108	12,108	12,108	12,108	12,108	$ 12,108
C000019275_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019275_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019275_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019275_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019275_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019275_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019275_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019275_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019275_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019275_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019275_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019275_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019275_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.27%
C000019275_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.14%
C000019275_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.54%
C000019275_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.27%
C000019275_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.14%
C000019275_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.54%
C000019275_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000019275_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.34%
C000019275_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.93%
C000038101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000038101_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,600
C000038101_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,761
C000038101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,144
C000038101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,070
C000038101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,881
C000038101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,778
C000038101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,383
C000038101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,164
C000038101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,934
C000038101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,652
C000038101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,245	10,245	$ 10,245	10,245	10,245	$ 10,245	$ 10,245
C000038101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038101_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038101_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,237
C000038101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,723
C000038101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,676
C000038101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,542
C000038101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,543
C000038101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,274
C000038101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,083
C000038101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,820
C000038101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,602
C000038101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,280	11,280	11,280	11,280	11,280	11,280	$ 11,280
C000038101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Government Bond Index
C000038101_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038101_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,227
C000038101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,739
C000038101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,649
C000038101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,489
C000038101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,570
C000038101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,371
C000038101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,121
C000038101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,825
C000038101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,608
C000038101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,248	$ 11,248	$ 11,248	11,248	11,248	$ 11,248	$ 11,248
C000038101_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.90%
C000038101_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(1.82%)
C000038101_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.24%
C000038101_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.14%
C000038101_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(1.01%)
C000038101_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.65%
C000038101_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.40%
C000038101_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.46%)
C000038101_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.21%
C000038101_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.03%
C000038101_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.56%)
C000038101_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.18%
C000227905_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000227905_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227905_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,090
C000227905_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,736
C000227905_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,560	$ 8,560	$ 8,560	8,560	8,560	$ 8,560	8,560
C000227905_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227905_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227905_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,120
C000227905_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,921
C000227905_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966
C000227905_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227905_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227905_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,126
C000227905_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,960
C000227905_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,853	$ 8,853	8,853	8,853	8,853	8,853	8,853
C000227905_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.65%
C000227905_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.80%)
C000227905_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.65%
C000227905_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.80%)
C000227905_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.09%
C000227905_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.97%)
C000227901_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000227901_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										9,600
C000227901_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,706
C000227901_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,466
C000227901_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,357	$ 8,357	8,357	8,357	8,357	8,357	8,357
C000227901_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227901_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227901_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,120
C000227901_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,921
C000227901_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966
C000227901_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227901_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227901_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,126
C000227901_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,960
C000227901_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,853	$ 8,853	8,853	8,853	8,853	8,853	$ 8,853
C000227901_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.04%
C000227901_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(3.33%)
C000227901_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.33%
C000227901_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.09%)
C000227901_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.09%
C000227901_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.97%)
C000019273_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000019273_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,600
C000019273_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,655
C000019273_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,304
C000019273_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,486
C000019273_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,387
C000019273_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,355
C000019273_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,185
C000019273_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,439
C000019273_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,997
C000019273_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,004
C000019273_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,894	11,894	11,894	11,894	11,894	11,894	$ 11,894
C000019273_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000019273_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019273_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,113
C000019273_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,770
C000019273_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,915
C000019273_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,814
C000019273_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,903
C000019273_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,666
C000019273_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,778
C000019273_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,264
C000019273_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,219
C000019273_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,108	12,108	12,108	12,108	12,108	12,108	$ 12,108
C000019273_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019273_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019273_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019273_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019273_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019273_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019273_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019273_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019273_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019273_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019273_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019273_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019273_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.76%
C000019273_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.11%
C000019273_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.75%
C000019273_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.09%
C000019273_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.93%
C000019273_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.17%
C000019273_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000019273_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.34%
C000019273_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.93%
C000227902_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000227902_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										9,600
C000227902_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,706
C000227902_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,465
C000227902_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,355	$ 8,355	$ 8,355	8,355	8,355	$ 8,355	8,355
C000227902_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227902_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227902_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,120
C000227902_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,921
C000227902_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966
C000227902_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227902_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227902_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,126
C000227902_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,960
C000227902_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,853	$ 8,853	8,853	8,853	8,853	8,853	8,853
C000227902_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.02%
C000227902_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(3.34%)
C000227902_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.31%
C000227902_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(2.10%)
C000227902_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.09%
C000227902_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.97%)
C000227904_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000227904_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227904_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,116
C000227904_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,844
C000227904_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,740	$ 8,740	8,740	8,740	8,740	8,740	8,740
C000227904_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227904_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227904_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,120
C000227904_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,921
C000227904_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966
C000227904_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227904_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227904_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,126
C000227904_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,960
C000227904_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,853	$ 8,853	8,853	8,853	8,853	8,853	8,853
C000227904_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.63%
C000227904_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.88%)
C000227904_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.09%
C000227904_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.97%)
C000227906_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000227906_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227906_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,118
C000227906_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,851
C000227906_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,766	$ 8,766	8,766	8,766	8,766	8,766	8,766
C000227906_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227906_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227906_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,120
C000227906_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,921
C000227906_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966
C000227906_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227906_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227906_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,126
C000227906_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,960
C000227906_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,853	$ 8,853	8,853	$ 8,853	8,853	8,853	8,853
C000227906_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.67%
C000227906_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.78%)
C000227906_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.09%
C000227906_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.97%)
C000205069_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205069_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205069_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,027
C000205069_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,702
C000205069_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,520
C000205069_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,283
C000205069_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,041
C000205069_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,689	10,689	10,689	$ 10,689	10,689	10,689	10,689
C000205069_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000205069_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205069_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,042
C000205069_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,740
C000205069_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,558
C000205069_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,350
C000205069_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,141
C000205069_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,790	10,790	10,790	$ 10,790	10,790	10,790	10,790
C000205069_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government Bond Index
C000205069_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205069_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,132
C000205069_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,902
C000205069_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,662
C000205069_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,415
C000205069_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,206
C000205069_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,822	10,822	$ 10,822	$ 10,822	10,822	10,822	$ 10,822
C000205069_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.45%
C000205069_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.62%)
C000205069_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.13%
C000205069_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.40%
C000205069_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.46%)
C000205069_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.29%
C000205069_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.03%
C000205069_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.56%)
C000205069_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.34%
C000019283_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Government Income Fund
C000019283_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019283_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,199
C000019283_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,643
C000019283_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,598
C000019283_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,431
C000019283_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,404
C000019283_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,081
C000019283_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,893
C000019283_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,603
C000019283_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,344
C000019283_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,003	11,003	$ 11,003	11,003	11,003	11,003	$ 11,003
C000019283_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000019283_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019283_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,237
C000019283_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,723
C000019283_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,676
C000019283_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,542
C000019283_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,543
C000019283_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,274
C000019283_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,083
C000019283_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,820
C000019283_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,602
C000019283_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,280	11,280	11,280	11,280	11,280	11,280	$ 11,280
C000019283_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Government Bond Index
C000019283_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019283_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,227
C000019283_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,739
C000019283_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,649
C000019283_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,489
C000019283_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,570
C000019283_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,371
C000019283_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,121
C000019283_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,825
C000019283_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,608
C000019283_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,248	11,248	$ 11,248	11,248	11,248	$ 11,248	$ 11,248
C000019283_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.36%
C000019283_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.71%)
C000019283_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.96%
C000019283_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.40%
C000019283_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.46%)
C000019283_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.21%
C000019283_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.03%
C000019283_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.56%)
C000019283_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.18%
C000038102_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000038102_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038102_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,194
C000038102_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,621
C000038102_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,572
C000038102_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,402
C000038102_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,377
C000038102_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,048
C000038102_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,856
C000038102_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,570
C000038102_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,296
C000038102_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,957	10,957	$ 10,957	10,957	10,957	$ 10,957	$ 10,957
C000038102_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038102_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038102_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,237
C000038102_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,723
C000038102_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,676
C000038102_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,542
C000038102_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,543
C000038102_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,274
C000038102_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,083
C000038102_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,820
C000038102_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,602
C000038102_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,280	11,280	11,280	11,280	11,280	11,280	$ 11,280
C000038102_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Government Bond Index
C000038102_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038102_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,227
C000038102_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,739
C000038102_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,649
C000038102_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,489
C000038102_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,570
C000038102_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,371
C000038102_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,121
C000038102_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,825
C000038102_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,608
C000038102_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,248	11,248	$ 11,248	11,248	$ 11,248	$ 11,248	$ 11,248
C000038102_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.42%
C000038102_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.75%)
C000038102_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.92%
C000038102_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.40%
C000038102_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.46%)
C000038102_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.21%
C000038102_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.03%
C000038102_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.56%)
C000038102_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.18%
C000182864_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Total Bond K6 Fund
C000182864_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182864_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,135
C000182864_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,068
C000182864_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,046
C000182864_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,905
C000182864_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									12,206
C000182864_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,854
C000182864_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,882	10,882	$ 10,882	10,882	$ 10,882	$ 10,882	10,882
C000182864_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000182864_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182864_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,157
C000182864_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,063
C000182864_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,077
C000182864_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,787
C000182864_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,891
C000182864_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,482
C000182864_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,441	10,441	10,441	10,441	$ 10,441	10,441	10,441
C000182864_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000182864_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000182864_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,154
C000182864_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,047
C000182864_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,070
C000182864_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,786
C000182864_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,776
C000182864_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,420
C000182864_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,296	10,296	$ 10,296	$ 10,296	$ 10,296	10,296	10,296
C000182864_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.25%
C000182864_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.29%
C000182864_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.28%
C000182864_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000182864_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.34%
C000182864_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.65%
C000203458_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Government Bond Index Fund
C000203458_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000203458_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,010
C000203458_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,052
C000203458_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,781
C000203458_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,563
C000203458_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,330
C000203458_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,128	10,128	$ 10,128	$ 10,128	10,128	10,128	10,128
C000203458_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government Bond Index
C000203458_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000203458_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,019
C000203458_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,052
C000203458_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,816
C000203458_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,578
C000203458_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,340
C000203458_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,133	10,133	10,133	$ 10,133	10,133	10,133	10,133
C000203458_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000203458_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000203458_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,014
C000203458_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,033
C000203458_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,747
C000203458_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,737
C000203458_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,386
C000203458_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,262	10,262	$ 10,262	$ 10,262	10,262	10,262	$ 10,262
C000203458_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.11%
C000203458_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.56%)
C000203458_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.20%
C000203458_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.03%
C000203458_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.56%)
C000203458_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.19%
C000038098_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000038098_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,600
C000038098_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,760
C000038098_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,143
C000038098_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,069
C000038098_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,878
C000038098_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,774
C000038098_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,376
C000038098_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,168
C000038098_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,927
C000038098_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,642
C000038098_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,232	10,232	$ 10,232	10,232	10,232	10,232	$ 10,232
C000038098_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index
C000038098_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038098_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,237
C000038098_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,723
C000038098_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,676
C000038098_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,542
C000038098_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,543
C000038098_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,274
C000038098_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,083
C000038098_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,820
C000038098_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,602
C000038098_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,280	11,280	11,280	11,280	11,280	11,280	$ 11,280
C000038098_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Government Bond Index
C000038098_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000038098_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,227
C000038098_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,739
C000038098_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,649
C000038098_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,489
C000038098_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,570
C000038098_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,371
C000038098_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,121
C000038098_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,825
C000038098_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,608
C000038098_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,248	$ 11,248	$ 11,248	11,248	11,248	$ 11,248	$ 11,248
C000038098_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.87%
C000038098_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(1.83%)
C000038098_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.23%
C000038098_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.11%
C000038098_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(1.03%)
C000038098_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.64%
C000038098_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.40%
C000038098_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.46%)
C000038098_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.21%
C000038098_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.03%
C000038098_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.56%)
C000038098_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.18%
C000227903_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Environmental Bond Fund
C000227903_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227903_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,116
C000227903_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,841
C000227903_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,748	$ 8,748	$ 8,748	8,748	8,748	$ 8,748	8,748
C000227903_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
C000227903_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227903_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,120
C000227903_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,921
C000227903_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	8,966	$ 8,966	8,966	8,966	8,966	8,966	8,966
C000227903_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000227903_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,000
C000227903_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,126
C000227903_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,960
C000227903_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,853	$ 8,853	8,853	8,853	8,853	8,853	$ 8,853
C000227903_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.57%
C000227903_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.87%)
C000227903_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.09%
C000227903_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.97%)
C000150510_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class Z
C000150510_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000150510_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,059
C000150510_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,777
C000150510_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,010
C000150510_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,948
C000150510_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,017
C000150510_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,945
C000150510_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,267
C000150510_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,771
C000150510_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,824
C000150510_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,830	12,830	12,830	12,830	12,830	12,830	$ 12,830
C000150510_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000150510_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000150510_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,069
C000150510_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,724
C000150510_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,868
C000150510_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,767
C000150510_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,852
C000150510_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,612
C000150510_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,724
C000150510_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,215
C000150510_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,171
C000150510_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,056	12,056	12,056	12,056	12,056	12,056	$ 12,056
C000150510_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000150510_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000150510_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,054
C000150510_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,654
C000150510_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,706
C000150510_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,594
C000150510_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,672
C000150510_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,427
C000150510_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,417
C000150510_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,987
C000150510_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,856
C000150510_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,648	11,648	$ 11,648	11,648	11,648	11,648	$ 11,648
C000150510_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.51%
C000150510_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.32%
C000150510_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.60%
C000150510_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000150510_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.34%
C000150510_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.95%
C000019277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000019277_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019277_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,073
C000019277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,778
C000019277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,996
C000019277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,919
C000019277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,968
C000019277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,875
C000019277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,176
C000019277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,675
C000019277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,711
C000019277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,690	12,690	$ 12,690	12,690	12,690	12,690	$ 12,690
C000019277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Universal Bond Index
C000019277_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019277_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,113
C000019277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,770
C000019277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,915
C000019277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,814
C000019277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,903
C000019277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,666
C000019277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,778
C000019277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,264
C000019277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,219
C000019277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,108	12,108	12,108	12,108	12,108	12,108	$ 12,108
C000019277_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019277_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000019277_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,156
C000019277_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,761
C000019277_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,814
C000019277_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,701
C000019277_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 11,789
C000019277_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 12,553
C000019277_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 12,542
C000019277_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 11,098
C000019277_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 10,965
C000019277_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765
C000019277_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.36%
C000019277_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.18%
C000019277_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.41%
C000019277_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000019277_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.34%
C000019277_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.93%